Net revenue (Details 2) - BRL (R$) R$ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Net operating revenue
Total contract assets	R$ 134,388	R$ 50,625
Gross amount
Net operating revenue
Total contract assets	134,388	50,625
Contract assets
Net operating revenue
Expected credit losses	(913)	(675)	R$ (805)
Local market | Gross amount
Net operating revenue
Total contract assets	80,107	35,364
Foreign market | Gross amount
Net operating revenue
Total contract assets	R$ 55,194	R$ 15,936